Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net (loss) income attributable to Deswell Industries, Inc.:
Net income (loss) attribute to Deswell Industries, Inc.	$ (1,320)	$ 4,273	$ 6,190
Basic weighted average common shares outstanding	15,914	15,885	15,885
Basic net income (loss) per share	$ (0.08)	$ 0.27	$ 0.39
Effect of dilutive securities - Options		174	100
Diluted weighted average common and potential common shares outstanding	15,914	16,059	15,985
Diluted net income (loss) per share	$ (0.08)	$ 0.27	$ 0.39
Shares related to stock options excluded from diluted net loss per share because their inclusion would have been anti-dilutive	107,000